OTHER ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 15,000,000	$ 0
Prepaid reinsurance premium	47,000,000	0
Taxes recoverable	34,000,000	0
Due from related party	2,000,000	10,000,000
Intangible assets	52,000,000	3,000,000
Reinsurance receivable	26,000,000	12,000,000
Other	86,000,000	4,000,000
Other assets	262,000,000	29,000,000
Impairment loss	$ 0	$ 0